Financial Instruments and Fair Value Measurement - Narrative (Details)	Sep. 30, 2019 USD ($)	May 11, 2018 USD ($)	May 11, 2018 EUR (€)
Designated as Hedging Instrument | Cash Flow Hedge | Cross Currency Interest Rate Contract
Derivative [Line Items]
Derivative, notional amount	$ 30,000,000.0	$ 235,000,000.0	€ 235,000,000.0